Expense Example - Cohen & Steers Global Infrastructure Fund Inc.	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 575
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	1,936
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,264
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,228
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class F
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155